Stockholders' equity	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Equity [Abstract]
Stockholders' equity
5	Stockholders’ equity

Series B Preferred stock

	Series B Preferred Stock 2020
	Number of shares	$
Balance — June 30, 2019	673,613	4,699,304
Conversion of Series B Preferred stock to common stock	(25,000)	(174,407)

Balance — March 31, 2020	648,613	4,524,897

During the year ended June 30, 2016, the Company issued an aggregate of 902,238 shares of Series B Preferred Stock at a purchase price of $8.00 per share. Each share of Series B Preferred Stock is convertible into 0.25 shares of common stock equating to a conversion price of $32.00 (the “Conversion Price”) and will automatically convert to common stock at the earlier of 24 hours following regulatory approval of VAL-083 with a minimum closing bid price of $80.00, or five years from the respective final closing dates. The holders of the Series B Preferred Stock are entitled to an annual cumulative, in arrears, dividend at the rate of 9% payable quarterly. The 9% dividend accrues quarterly commencing on the date of issue and is payable quarterly on June 30, September 30, December 31, and March 31 of each year commencing on June 30, 2016. Dividends are payable solely by delivery of shares of common stock, in an amount for each holder equal to the aggregate dividend payable to such holder with respect to the shares of Series B Preferred Stock held by such holder divided by the Conversion Price. The Series B Preferred Stock does not contain any repricing features. Each share of Series B Preferred Stock entitles its holder to vote with the common stock on an as-converted basis.

The Series B Preferred Stock shall with respect to distributions of assets and rights upon the occurrence of a liquidation, rank (i) senior to the Company’s common stock and (ii) senior to the Special Voting Preferred Stock and (iii) senior to any other class or series of capital stock of the Company hereafter created which does not expressly rank pari passu with, or senior to, the Series B Preferred Stock. The Series B Preferred Stock shall be pari passu in liquidation to the Company’s Series A Preferred Stock. The liquidation value of the Series B Preferred Stock at March 31, 2020 is the stated value of $5,188,904 (June 30, 2019 — $5,388,904).

In addition, the Company and the holders entered into a royalty agreement, pursuant to which the Company will pay the holders of the Series B Preferred Stock, in aggregate, a low, single-digit royalty based on their pro rata ownership of the Series B Preferred Stock on products sold directly by the Company or sold pursuant to a licensing or partnering arrangement (the “Royalty Agreement”).

Upon conversion of a holder’s Series B Preferred Stock to common stock, such holder shall no longer receive ongoing royalty payments under the Royalty Agreement but will be entitled to receive any residual royalty payments that have vested. Rights to the royalties shall vest during the first three years following the applicable closing date, in equal thirds to holders of the Series B Preferred Stock on each of the three vesting dates, upon which vesting dates such royalty amounts shall become vested royalties.

Pursuant to the Series B Preferred Stock dividend, during the three months ended March 31, 2020, the Company issued 3,700 (2019 — 4,735) shares of common stock for an amount of $1,473 (2019 — $23,202) and during the nine months ended March 31, 2020, the Company issued 11,100 (2019 — 14,430) shares of common stock for an amount of $6,071 (2019 — $75,477). These dividends have been recognized as a direct increase in accumulated deficit.

A total of 648,613 (2019 — 841,113) shares of Series B Preferred Stock are outstanding as of March 31, 2020, such that a total of 162,177 (2019 — 210,279) shares of common stock are issuable upon conversion of the Series B Preferred Stock as at March 31, 2020. Converted shares are rounded up to the nearest whole share.

Series A Preferred Stock

Effective September 30, 2014, the Company filed a Certificate of Designation of Series A Preferred Stock (the “Series A Certificate of Designation”) with the Secretary of State of Nevada. Pursuant to the Series A Certificate of Designation, the Company designated 278,530 shares of preferred stock as Series A Preferred Stock. The shares of Series A Preferred Stock have a stated value of $1.00 per share (the “Series A Stated Value”) and are not convertible into common stock. The holder of the Series A Preferred Stock is entitled to dividends at the rate of 3% of the Series A Stated Value per year, payable quarterly in arrears. Upon any liquidation of the Company, the holder of the Series A Preferred Stock will be entitled to be paid, out of any assets of the Company available for distribution to stockholders, the Series A Stated Value of the shares of Series A Preferred Stock held by such holder, plus any accrued but unpaid dividends thereon, prior to any payments being made with respect to the common stock. The Series A Preferred Stock is held by Valent (note 3).

The Series A Preferred Stock shall with respect to distributions of assets and rights upon the occurrence of a liquidation, rank (i) senior to the Company’s common stock, and (ii) senior to the Company’s Special Voting Preferred Stock and (iii) senior to any other class or series of capital stock of the Company hereafter created which does not expressly rank pari passu with, or senior to, the Series A Preferred Stock. The Series A Preferred Stock shall be pari passu in liquidation to the Company’s Series B Preferred Stock. The liquidation value of the Series A Preferred stock at March 31, 2020 and June 30, 2019 is the stated value of $278,530.

There was no change to the Series A Preferred stock for the three or nine month periods ended March 31, 2020 or 2019.

Common stock

Stock Issuances

Nine months ended March 31, 2020

Underwritten public offering

On August 16, 2019, the Company closed on the sale of (i) 4,895,000 shares of its common stock, par value $0.001 per share (the “Common Stock”), (ii) pre-funded warrants (“PFW”) to purchase an aggregate of 2,655,000 shares of Common Stock and (iii) common warrants to purchase an aggregate of 7,762,500 shares of Common Stock (“2020 Investor Warrants”), including 800,000 shares of Common Stock and 2020 Investor Warrants to purchase an aggregate of 1,012,500 shares of Common Stock sold pursuant to a partial exercise by the underwriters of the underwriters’ option to purchase additional securities, in the Company’s underwritten public offering (the “Offering”). Each share of Common Stock or PFW, as applicable, was sold together with a 2020 Investor Warrant to purchase one share of Common Stock at a combined effective price to the public of $1.00 per share of Common Stock and accompanying 2020 Investor Warrant.

The net proceeds from the Offering, including from the partial exercise of the underwriters’ option to purchase additional securities, were $6,582,966, after deducting underwriting discounts and commissions, and other offering expenses.

The 2020 Investor Warrants are exercisable at $1.00 per share until their expiry on August 16, 2024 and the PFW are exercisable at $0.01 per share at any time after August 16, 2019. The Company also issued 377,500 warrants to the underwriters of the Offering. The underwriter warrants are exercisable at $1.15 per share commencing February 10, 2020 until their expiry on August 14, 2022.

During the nine months ended March 31, 2020, all of the 2,655,000 PFW were exercised at $0.01 per PFW for proceeds of $26,550.

2017 Omnibus Incentive Plan

As approved by the Company’s stockholders at the annual meeting of stockholders held on April 11, 2018, on July 7, 2017, as amended on February 1, 2018, the Company’s board of directors approved adoption of the Company’s 2017 Omnibus Equity Incentive Plan (the “2017 Plan”). The board of directors also approved a form of Performance Stock Unit Award Agreement to be used in connection with grants of performance stock units (“PSUs”) under the 2017 Plan. Under the 2017 Plan, 780,000 shares of Company common stock are reserved for issuance, less the number of shares of common stock issued under the Del Mar (BC) 2013 Amended and Restated Stock Option Plan (the “Legacy Plan”) or that are subject to grants of stock options made, or that may be made, under the Legacy Plan. A total of 164,235 shares of common stock have been issued under the Legacy Plan and/or are subject to outstanding stock options granted under the Legacy Plan, and a total of 614,515 shares of common stock have been issued under the 2017 Plan and/or are subject to outstanding stock options granted under the 2017 Plan leaving 1,250 shares of common stock available at March 31, 2020 for issuance under the 2017 Plan if all such options under the Legacy Plan were exercised.

The maximum number of shares of Company common stock with respect to which any one participant may be granted awards during any calendar year is 8% of the Company’s fully diluted shares of common stock on the date of grant (excluding the number of shares of common stock issued under the 2017 Plan and/or the Legacy Plan or subject to outstanding awards granted under the 2017 Plan and/or the Legacy Plan). No award will be granted under the 2017 Plan on or after July 7, 2027, but awards granted prior to that date may extend beyond that date.

During the nine months ended March 31, 2020, and subject to approval by the Company’s stockholders, the Company’s board of directors approved an increase in the number of shares of common stock available to be issued under the 2017 Plan by 1,500,000. The increase brings the total number of shares available under the 2017 Plan to 2,280,000.

During the nine months ended March 31, 2020, the Company’s board of directors approved an aggregate 1,041,016 stock options to officers and directors of the Company. Of the total grant, 549,199 stock options are subject to stockholder approval of the 2017 Plan share increase. The total grant date aggregate fair value of the remaining 491,817 stock options granted was $238,760. All of these stock options granted to officers and directors have an exercise price of $0.61 and expire on September 5, 2029. Of the 1,041,016 stock options approved by the board of directors, 375,000 vest pro rata monthly over one year from the date of approval by the board of directors and 666,016 vest as to one-sixth on the six-month anniversary of the date of approval by the board of directors with the remaining five-sixths vesting pro rate monthly over 30 months commencing on the seven-month anniversary of the board of directors’ approval date.

In addition, during the nine months ended March 31, 2020, the Company granted 250,000 stock options to an officer of the Company, subject to stockholder approval of the share increase to the 2017 Plan. The options have an exercise price of $0.735 and expire November 12, 2029. The options vest upon the achievement of certain clinical development milestones.

Stock Options

Stock option disclosure in the tables below excludes 799,199 stock option grants approved by the board of directors that are subject to approval by the Company’s stockholders of the share reserve increase under the 2017 Plan. Of these options, 549,199 are exercisable at $0.61 per share until September 5, 2029 and 250,000 are exercisable at $0.735 until November 12, 2029.

The following table sets forth the aggregate stock options outstanding under all plans as of March 31, 2020:

	Number of stock options outstanding	Weighted average exercise price $
Balance — June 30, 2019	288,183	22.31
Granted	491,817	0.61
Expired	(1,250)	(40.00)

Balance — March 31, 2020	778,750	8.58

The following table summarizes stock options outstanding and exercisable under all plans at March 31, 2020:

Exercise price $	Number Outstanding at March 31, 2020	Weighted average remaining contractual life (years)	Number exercisable at March 31, 2020
0.61	491,817	9.43	288,168
6.10	30,000	8.60	24,445
7.00	5,451	8.23	3,180
8.70	12,000	7.59	12,000
9.83	83,647	8.14	51,117
10.60	3,600	8.03	2,400
11.70	30,000	2.91	30,000
14.11	2,500	2.17	2,500
20.00	13,125	1.52	13,125
21.10	14,400	7.27	12,000
29.60	4,500	4.84	4,500
37.60	4,500	5.86	4,500
41.00	4,000	6.61	4,000
42.00	41,250	2.81	41,250
44.80	3,000	5.86	3,000
49.50	22,460	4.31	22,460
53.20	8,000	6.10	8,000
61.60	1,500	3.00	1,500
92.00	3,000	3.17	3,000

	778,750		531,145

Included in the number of stock options outstanding are 2,500 stock options granted at an exercise price of CA $20.00. The exercise price of these options shown in the above table have been converted to US $14.11 using the period ending closing exchange rate. Stock options issued during the nine months ended March 31, 2020 have been valued using a Black-Scholes pricing model with the following assumptions:

March 31, 2020
Dividend rate	0%
Volatility	99% to 102%
Risk-free rate	1.50%
Term — years	5.5 to 6.5

The estimated volatility of the Company’s common stock at the date of issuance of the stock options is based on the historical volatility of the Company. The risk-free interest rate is based on rates published by the government for bonds with a maturity similar to the expected remaining life of the stock options at the valuation date. The expected life of the stock options has been estimated using the plain vanilla method.

The Company has recognized the following amounts as stock option expense for the periods noted:

	Three months ended March 31,		Nine months ended March 31,
	2020	2019	2020	2019
	$	$	$	$
Research and development	22,754	12,889	55,058	64,466
General and administrative	73,437	86,846	251,970	290,922

	96,191	99,735	307,028	355,388

All of the stock option expense for the periods ended March 31, 2020 and 2019 has been recognized as additional paid in capital. The aggregate intrinsic value of stock options outstanding at March 31, 2020 was $0 (2019 — $0) and the aggregate intrinsic value of stock options exercisable at March 31, 2020 was $0 (2019 — $0). As of March 31, 2020, there was $96,061 in unrecognized compensation expense that will be recognized over the next 2.43 years. No stock options granted under the Company’s equity plans have been exercised during the nine months ended March 31, 2020. Upon the exercise of stock options new shares will be issued.

The following table sets forth unvested stock options under all plans at March 31, 2020:

	Number of Options	Weighted average exercise price $	Weighted average grant date fair value $
Unvested at June 30, 2019	84,990	11.35	5.82
Granted	491,817	0.61	0.40
Vested	(329,202)	2.15	1.18

Unvested at March 31, 2020	247,605	2.25	1.23

Warrants

The following table summarizes changes in the Company’s outstanding warrants as of March 31, 2020:

Description	Number
Balance — June 30, 2019	1,543,596

2020 Investor Warrants issued in underwritten offering	7,762,500
PFW issued in underwritten offering	2,655,000
2020 Underwriter Warrants	377,500
Exercise of PFW	(2,655,000)
Warrants issued for services (1)	530,000
Expiry of warrants for services (2)	(4,140)

Balance — March 31, 2020	10,209,456

(1)

The Company issued 530,000 warrants for services during the nine months ended March 31, 2020. 280,000 warrants are exercisable at $0.75 per share until November 18, 2023 and they vest pro rata monthly commencing December 18, 2019. 250,000 warrants are exercisable at $0.64 per share until January 20, 2024 and they vest pro rata monthly commencing February 20, 2020. The total fair value of the warrants issued was $233,176 with $133,297 being recognized during the nine months ended March 31, 2020.

(2)	On February 27, 2020, 4,140 warrants at an exercise price of $59.30 expired.

The following table summarizes the Company’s outstanding warrants as of March 31, 2020:

Description of warrants	Number	Exercise price $	Expiry date
2020 Investor warrants	7,762,500	1.00	August 16, 2024
2019 Investor warrants	760,500	3.10	June 5, 2024
2018 Investor warrants	280,000	12.50	September 22, 2022
2017 Investor warrants	207,721	35.00	April 19, 2022
2015 Investor warrants	97,905	30.00	July 31, 2020
Warrants issued for services	250,000	0.64	January 20, 2024
Warrants issued for services	280,000	0.75	November 18, 2023
Warrants issued for services	26,500	30.00	July 1, 2020 to February 1, 2021
Warrants issued for services	6,000	17.80	January 25, 2023
Warrants issued for services	33,600	11.70	February 27, 2023
Warrants issued for services	12,000	9.00	September 15, 2023
Warrants issued for services	2,000	9.00	October 11, 2021
2020 Underwriter Warrants	377,500	1.15	August 14, 2022
2019 Agent warrants	46,800	3.875	June 3, 2024
2018 Agent warrants	40,000	12.50	September 20, 2022
2017 Agent warrants	13,848	40.60	April 12, 2022
2016 Agent warrants	10,402	40.00	May 12, 2021
2015 Agent warrants	2,180	30.00	July 15, 2020

	10,209,456

5	Stockholders’ equity (deficiency)

Preferred stock

Authorized

5,000,000 preferred shares, $0.001 par value

Issued and outstanding

Special voting shares — at June 30, 2019 and 2018 — 1

Series A shares — at June 30, 2019 — 278,530 (June 30, 2018 — 278,530)

Series B shares — at June 30, 2019 — 673,613 (June 30, 2018 — 881,113)

Series B Preferred Shares

During the year ended June 30, 2016, the Company issued an aggregate of 902,238 shares of Series B Preferred Stock at a purchase price of at $8.00 per share. Each share of Series B Preferred Stock is convertible into 0.25 shares of common stock equating to a conversion price of $32.00 (the “Conversion Price”) and will automatically convert to common stock at the earlier of 24 hours following regulatory approval of VAL-083 with a minimum closing bid price of $80.00 or five years from the final closing date. The holders of the Series B Preferred Stock are entitled to an annual cumulative, in arrears, dividend at the rate of 9% payable quarterly. The 9% dividend accrues quarterly commencing on the date of issue and is payable quarterly on June 30, September 30, December 31, and March 31 of each year commencing on June 30, 2016. Dividends are payable solely by delivery of shares of common stock, in an amount for each holder equal to the aggregate dividend payable to such holder with respect to the shares of Series B Preferred Stock held by such holder divided by the Conversion Price. The Series B Preferred Stock does not contain any repricing features. Each share of Series B Preferred Stock entitles its holder to vote with the common stock on an as-converted basis.

In addition, the Company and the holders entered into a royalty agreement, pursuant to which the Company will pay the holders of the Series B Preferred Stock, in aggregate, a low, single-digit royalty based on their pro rata ownership of the Series B Preferred Stock on products sold directly by the Company or sold pursuant to a licensing or partnering arrangement (the “Royalty Agreement”).

Upon conversion of a holder’s Series B Preferred Stock to common stock, such holder shall no longer receive ongoing royalty payments under the Royalty Agreement but will be entitled to receive any residual royalty payments that have vested. Rights to the royalties shall vest during the first three years following the applicable closing date, in equal thirds to holders of the Series B Preferred Stock on each of the three vesting dates, upon which vesting dates such royalty amounts shall become vested royalties.

Pursuant to the Series B Preferred Stock dividend, during the year ended June 30, 2019, the Company issued 18,271 (2018 — 19,841) shares of common stock and recognized $80,431 (2018 — $176,236) as a direct increase in accumulated deficit. During the year ended June 30, 2019, a total of 207,500 (2018 — 0) shares of Series B Preferred Stock were converted for an aggregate 51,876 (2018 — 0) shares of common stock.

A total of 673,613 (2018 — 881,113) shares of Series B Preferred Stock are outstanding as of June 30, 2019, such that a total of 168,427 (2018 — 220,279) shares of common stock are issuable upon conversion of the Series B Preferred Stock as at June 30, 2019. Converted shares are rounded up to the nearest whole share.

Series A Preferred Shares

Effective December 31, 2014 pursuant to the Company’s Valent Exchange Agreement (note 3), the Company filed a Certificate of Designation of Series A Preferred Stock (the “Series A Certificate of Designation”) with the Secretary of State of Nevada. Pursuant to the Series A Certificate of Designation, the Company designated 278,530 shares of preferred stock as Series A Preferred Stock. The shares of Series A Preferred Stock have a stated value of $1.00 per share (the “Series A Stated Value”) and are not convertible into common stock. The holder of the Series A Preferred Stock is entitled to dividends at the rate of 3% of the Series A Stated Value per year, payable quarterly in arrears. Upon any liquidation of the Company, the holder of the Series A Preferred Stock will be entitled to be paid, out of any assets of the Company available for distribution to stockholders, the Series A Stated Value of the shares of Series A Preferred Stock held by such holder, plus any accrued but unpaid dividends thereon, prior to any payments being made with respect to the common stock.

Special voting shares

In connection with the Exchange Agreement (note 1), on the Reverse Acquisition Closing Date, the Company, Callco, Exchangeco and Computershare Trust Company of Canada (the “Trustee”) entered into a voting and exchange trust agreement (the “Trust Agreement”). Pursuant to the Trust Agreement, Company issued one share of Special Voting Preferred Stock (the “Special Voting Share”) to the Trustee, and the parties created a trust for the Trustee to hold the Special Voting Share for the benefit of the holders of the shares of Exchangeco acquired as part of the Reverse Acquisition (the “Exchangeable Shares”) (other than the Company and any affiliated companies) (the “Beneficiaries”). Pursuant to the Trust Agreement, the Beneficiaries will have voting rights in the Company equivalent to what they would have had they received shares of common stock in the same amount as the Exchangeable Shares held by the Beneficiaries.

In connection with the Exchange Agreement and the Trust Agreement, on January 17, 2013, the Company filed a certificate of designation of Special Voting Preferred Stock (the “Special Voting Certificate of Designation”) with the Secretary of State of Nevada. Pursuant to the Special Voting Certificate of Designation, one share of the Company’s blank check preferred stock was designated as Special Voting Preferred Stock. The Special Voting Preferred Stock votes as a single class with the common stock and is entitled to a number of votes equal to the number of Exchangeable Shares of Exchangeco outstanding as of the applicable record date (i) that are not owned by the Company or any affiliated companies and (ii) as to which the holder has received voting instructions from the holders of such Exchangeable Shares in accordance with the Trust Agreement.

The Special Voting Preferred Stock is not entitled to receive any dividends or to receive any assets of the Company upon any liquidation, and is not convertible into common stock of the Company.

The voting rights of the Special Voting Preferred Stock will terminate pursuant to and in accordance with the Trust Agreement. The Special Voting Preferred Stock will be automatically cancelled at such time as the share of Special Voting Preferred Stock has no votes attached to it.

Common stock

Authorized

95,000,000 as at June 30, 2019 (2018 — 7,000,000) common shares, $0.001 par value

The issued and outstanding common shares at June 30, 2019 of 3,839,358 (2018 — 2,296,667) include 7,813 (2018 — 91,276) shares of common stock on an as-exchanged basis with respect to the Exchangeable Shares.

On May 8, 2019, pursuant to the Company effecting a 1-for-10 (1:10) reverse stock split of its common stock, the Company issued 2,433 additional shares of common stock due to the rounding up of fractional common shares to the nearest whole share (note 2).

On June 26, 2019, the Company amended its articles of incorporation, as amended, to increase the number of authorized shares of common stock from 7,000,000 to 95,000,000 shares.

Public offering financings

Year ended June 30, 2019

On June 5, 2019 the Company completed a registered direct offering (the “2019 Registered Offering”) of an aggregate of 1,170,000 shares of common stock and warrants to purchase an additional 760,500 shares of common stock at a price of $3.10 per share and related warrant for gross proceeds of $3.6 million. The warrants have an exercise price of $3.10 per share, are immediately exercisable and have a term of exercise of five years (the “2019 Investor Warrants”).

The Company engaged a placement agent for the 2019 Registered Offering. Under the Company’s engagement agreement with the placement agent, the Company paid $290,160 in cash commission and other fees to the placement agent and issued warrants to purchase 46,800 shares of common stock to the placement agent (the “2019 Agent Warrants”). Commencing December 3, 2019, the 2019 Agent Warrants are exercisable at $3.875 per share until June 3, 2024.

In addition to the cash commission and other placement agent fees, the Company also incurred additional cash issue costs of $151,585 resulting in net cash proceeds of $3,185,255.

Year ended June 30, 2018

On September 22, 2017 the Company completed a registered direct offering (the “2018 Registered Offering”) of an aggregate of 800,000 shares of common stock and warrants to purchase an additional 800,000 shares of common stock at a price of $12.50 per share and related warrant for gross proceeds of $10.0 million. The warrants have an exercise price of $1.25 per share, are immediately exercisable and have a term of exercise of five years (the “2018 Investor Warrants”).

The Company engaged a placement agent for the 2018 Registered Offering. Under the Company’s engagement agreement with the placement agent, the Company paid $800,000 in cash commission and other fees to the placement agent and issued warrants to purchase 40,000 shares of common stock to the placement agent (the “2018 Agent Warrants”). The 2018 Agent Warrants are exercisable at a per share price of $12.50 and have a term of exercise of five years.

In addition to the cash commission and other placement agent fees, the Company also incurred additional cash issue costs of $254,664 resulting in net cash proceeds of $8,945,336.

Shares issued for services

During the year ended June 30, 2019, the Company issued 3,444 (2018 — 863) shares of common stock for services resulting in the recognition of $13,777 (2018 — $8,582) in expense. All of the shares issued for services for the years ended June 30, 2019 and 2018 have been recognized as research and development expense.

2017 Omnibus Incentive Plan

As approved by the Company’s stockholders at the annual meeting of stockholders held on April 11, 2018, on July 7, 2017, as amended on February 1, 2018, the Company’s board of directors approved adoption of the Company’s 2017 Omnibus Equity Incentive Plan (the “2017 Plan”). The board of directors also approved a form of Performance Stock Unit Award Agreement to be used in connection with grants of performance stock units (“PSUs”) under the 2017 Plan. Under the 2017 Plan, 780,000 shares of Company common stock are reserved for issuance, less the number of shares of common stock issued under the Del Mar (BC) 2013 Amended and Restated Stock Option Plan (the “Legacy Plan”) or that are subject to grants of stock options made, or that may be made, under the Legacy Plan. A total of 165,485 shares of common stock have been issued under the Legacy Plan and/or are subject to outstanding stock options granted under the Legacy Plan, and a total of 122,698 shares of common stock have been issued under the 2017 Plan and/or are subject to outstanding stock options granted under the 2017 Plan leaving a potential 491,817 shares of common stock available for issuance under the 2017 Plan if all such options under the Legacy Plan were exercised and no new grants are made under the Legacy Plan.

In relation to the Company’s rights offering that was terminated by the Company on June 26, 2019, the Company’s board of directors temporarily reduced the number of shares of common stock that could be issued under the Company’s 2017 Plan to 14,217 shares of common stock meaning that as of June 30, 2019, rather than the full number of 491,817, only 14,217 shares of common stock were available for issuance under the 2017 Plan. Subsequent to June 30, 2019, the reserve under the 2017 Plan was increased by the board of directors back to a potential 491,817 shares of common stock available for issuance under the 2017 Plan if all such options under the Legacy Plan were exercised and no new grants are made under the Legacy Plan.

The maximum number of shares of Company common stock with respect to which any one participant may be granted awards during any calendar year is 8% of the Company’s fully diluted shares of common stock on the date of grant (excluding the number of shares of common stock issued under the 2017 Plan and/or the Legacy Plan or subject to outstanding awards granted under the 2017 Plan and/or the Legacy Plan). No award will be granted under the 2017 Plan on or after July 7, 2027, but awards granted prior to that date may extend beyond that date.

Performance stock units

The Company’s board of directors granted PSUs under the 2017 Plan to the Company’s directors. The awards represent the right to receive shares of the Company’s common stock upon vesting of the PSU based on targets approved by the Company’s board of directors related to the Company’s fully diluted market capitalization. The PSUs vest at various fully diluted market capitalization levels with full vesting occurring upon the later of one year from the grant date and the Company achieving a fully diluted market capitalization of at least $500 million for five consecutive business days. On April 30, 2019 the Company’s directors all agreed to the cancellation of all PSU’s. In relation to the PSU cancellation, the Company has recognized the full amount of the expense of the PSU’s in the fourth quarter of fiscal 2019.

The following table sets forth the PSUs outstanding under the 2017 Plan as of June 30, 2019:

Number of PSUs outstanding
Balance — June 30, 2017	—
Granted	140,000
Forfeited	(20,000)

Balance — June 30, 2018	120,000
Cancelled	(120,000)

Balance — June 30, 2019	—

The Company has recognized $526,141 (including accelerated expense recognition due to the cancellation of the PSU’s of $322,877) (2018 — $48,624) in expense related to the PSUs during the year ended June 30, 2019 with all of it being recognized as general and administrative expense. There was no unrecognized PSU expense at June 30, 2019 (2018 — $526,140).

The PSUs have been valued using the following assumptions:

June 30, 2019
Dividend rate	0%
Volatility	79.0 to 82.5%
Risk-free rate	2.56% to 2.71%
Term — years	1.67 to 3.24

Stock options

The following table sets forth the aggregate stock options outstanding under all plans as of June 30, 2019:

	Number of stock options outstanding	Weighted average exercise price
Balance — June 30, 2017	112,085	41.81
Granted	152,698	11.35
Forfeited	(2,100)	21.10

Balance — June 30, 2018	262,683	24.27
Granted	30,000	6.10
Expired	(4,500)	28.37

Balance — June 30, 2019	288,183	22.31

The following table summarizes stock options currently outstanding and exercisable under all plans at June 30, 2019:

Exercise price $	Number Outstanding at June 30, 2019	Weighted average remaining contractual life (years)	Number exercisable at June 30, 2019
6.10	30,000	9.36	13,610
7.00	5,451	8.98	1,817
8.70	12,000	8.34	12,000
9.83	83,647	8.89	30,206
10.60	3,600	8.79	1,500
11.70	30,000	3.66	30,000
15.27	2,500	2.92	2,500
20.00	13,125	2.27	13,125
21.10	14,400	8.02	8,400
29.60	4,500	5.60	4,500
37.60	4,500	6.61	4,500
40.00	1,250	0.25	1,250
41.00	4,000	7.36	3,486
42.00	41,250	3.56	41,250
44.80	3,000	6.61	3,000
49.50	22,460	5.07	19,549
53.20	8,000	6.85	8,000
61.60	1,500	3.75	1,500
92.00	3,000	3.92	3,000

	288,183		203,193

Included in the number of stock options outstanding are 2,500 stock options granted at an exercise price of CA $20.00. The exercise prices for these stock options shown in the above table have been converted to US $15.27 using the period ending closing exchange rate. Certain stock options have been granted to non-employees and will be revalued at each reporting date until they have fully vested.

The stock options have been valued using a Black-Scholes pricing model using the following assumptions:

	June 30, 2019	June 30, 2018
Dividend rate	0%	0%
Volatility	70.6% to 101.5%	72.4 to 87.1%
Risk-free rate	1.62% to 3.17%	1.49% to 2.86%
Term — years	0.1 to 3.0	0.6 to 3.03

The Company has recognized the following amounts as stock option expense for the periods noted:

	Years ended June 30,
	2019 $	2018 $
Research and development	74,667	140,870
General and administrative	351,362	355,055

	426,029	495,925

All of the stock option expense for the years ended June 30, 2019 and 2018 has been recognized as additional paid in capital. The aggregate intrinsic value of stock options outstanding at June 30, 2019 and 2018 was $0 and the aggregate intrinsic value of stock options exercisable at June 30, 2019 and 2018 was also $0. As at June 30, 2019 there was $164,329 in unrecognized compensation expense that will be recognized over the next 2.4 years. No stock options granted under the Plan have been exercised to June 30, 2019. Upon the exercise of stock options new shares will be issued.

A summary of status of the Company’s unvested stock options as at June 30, 2019 under all plans is presented below:

	Number of options	Weighted average exercise price $	Weighted average grant date fair value $
Unvested at June 30, 2017	31,803	48.09	25.74
Granted	152,698	11.35	6.01
Vested	(44,241)	27.81	15.02
Forfeited	(2,100)	21.10	11.32

Unvested at June 30, 2018	138,160	14.39	7.63
Granted	30,000	6.10	2.56
Vested	(83,170)	14.51	7.65

Unvested at June 30, 2019	84,990	11.35	5.82

The aggregate intrinsic value of unvested stock options at June 30, 2019 and 2018 was $0. The unvested stock options have a remaining weighted average contractual term of 8.78 (2018 — 8.81) years.

Stock option modifications

During the year ended June 30, 2018, certain stock options were modified pursuant to a separation agreement with the Company’s former President and Chief Operating Officer. A total of 6,670 options had their vesting accelerated such that they became fully vested on December 22, 2018, resulting in additional stock option expense of $93,777. In addition, a total of 21,860 options were modified such that their remaining exercise period was increased from one year to three years, resulting in additional stock option expense of $28,561.

Also, during the year ended June 30, 2018, certain stock options were modified pursuant to the resignation of the Company’s former Chairman. A total of 1,500 options had their vesting accelerated such that they became fully vested on June 2, 2019, resulting in additional stock option expense of $679. In addition, a total of 4,500 (including the 1,500 whose vesting was accelerated) options were modified such that their remaining exercise period was increased from 90 days to one year, resulting in additional stock option expense of $2,182.

Warrants

	Number of warrants	Amount $
Balance — June 30, 2017	360,475	4,570,574

Issuance of 2018 Investor and 2018 Agent Warrants (i)	840,000	3,572,843
Exercise of 2018 Investor Warrants (i)	(25,000)	(106,335)
Warrants issued for services (ii)	42,000	192,400

Balance — June 30, 2018	1,217,475	8,229,482

Exercise and exchange of 2018 Investor Warrants (iii)	(495,000)	(2,210,697)
Issuance of 2019 Investor Warrants (note 4)	760,500	492,884
Issuance of 2019 Agent Warrants (iv)	46,800	52,899
Warrants issued for services (ii)	14,000	23,715

Balance — June 30, 2019	1,543,775	6,588,283

i)

As part of the financing completed by the Company on September 22, 2017, the Company issued the 2018 Investor Warrants and the 2018 Agent Warrants. The 2018 Investor Warrants are exercisable at $12.50 until September 22, 2022 and the 2018 Agent Warrants are exercisable at $12.50 until September 20, 2022.

ii)	Warrants issued for services are exercisable at various prices and expire at the various dates noted in the table below.
iii)

On November 25, 2018, the Company entered into Warrant Exercise and Exchange Agreements (the “Warrant Exercise Agreements”) with certain holders (the “Exercising Holders”) of the 2018 Investor Warrants. Pursuant to the Warrant Exercise Agreements, in order to induce the Exercising Holders to exercise the 2018 Investor Warrants for cash, the Company agreed to reduce the exercise price from $12.50 to $4.00 per share. Pursuant to the Warrant Exercise Agreements, the Exercising Holders exercised their 2018 Investor Warrants with respect to an aggregate of 197,500 shares of common stock underlying such 2018 Investor Warrants (the “Exercised Shares”). The Company received net proceeds of $720,165, comprising aggregate gross proceeds of $790,000 net of expenses of $69,835, from the exercise of the 2018 Investor Warrants.

In addition, in order to further induce the Exercising Holders to exercise the 2018 Investor Warrants, the Warrant Exercise Agreements also provided for the issuance of one share of common stock to the Exercising Holders in exchange for every three shares of common stock underlying the 2018 Investor Warrants held by the Exercising Holders that are not being exercised for cash pursuant to the Warrant Exercise Agreements, if any. On November 26, 2018, the Company issued an aggregate of 99,167 shares of common stock in exchange for 297,500 2018 Investor Warrants.

iv)

As part of the financing completed by the Company on June 5, 2019, the Company issued the 2019 Agent Warrants. Commencing December 3, 2019, the 2019 Agent Warrants are exercisable at $3.875 until June 3, 2024.

Certain of the Company’s warrants have been recognized as a derivative liability (note 4).

The following table summarizes the changes in the Company’s outstanding warrants for the year ended June 30, 2019:

Description	Number
Balance — June 30, 2018	1,428,128

Issuance of 2019 Investor Warrants	760,500
Issuance of 2019 Agent Warrants	46,800
Exercise of 2018 Investor Warrants for cash	(197,500)
Cashless exchange of 2018 Investor Warrants	(297,500)
Warrants issued for services	14,000
Expiry of warrants	(210,832)

Balance — June 30, 2019	1,543,596

The following table summarizes the Company’s outstanding warrants as of June 30, 2019:

Description	Number	Exercise price $	Expiry date
2019 Investor	760,500	3.10	June 5, 2024
2018 Investor	280,000	12.50	September 22, 2022
2017 Investor	207,721	35.00	April 19, 2022
2015 Investor	97,905	30.00	July 31, 2020
Issued for services	26,500	30.00	July 1, 2020 to February 1, 2021
Issued for services	6,000	17.80	January 25, 2023
Issued for services	33,600	11.70	February 27, 2023
Issued for services	12,000	9.00	September 15, 2023
Issued for services	4,140	59.30	February 27, 2020
Issued for services	2,000	9.00	October 11, 2021
2019 Agent	46,800	3.875	June 3, 2024
2018 Agent	40,000	12.50	September 20, 2022
2017 Agent	13,848	40.60	April 12, 2022
2016 Agent	10,402	40.00	May 12, 2021
2015 Agent	2,180	30.00	July 15, 2020

	1,543,596	12.60